Change in Working Capital	12 Months Ended
Dec. 31, 2025
Disclosure Change In Working Capital [abstract]
Change in working capital	Change in working capital

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Inventories	42.6	15.3	(153.1)
Trade and other receivables	(61.6)	(96.8)	(61.4)
Trade and other payables	206.4	95.4	15.4
Total change in working capital	187.4	13.9	(199.1)